T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.1%
COMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings  337,700 17,614
Iridium Communications (1) 792,400 35,159
52,773
Entertainment 0.4%
Endeavor Group Holdings, Class A (1) 670,500 13,584
World Wrestling Entertainment, Class A  173,900 12,203
25,787
Interactive Media & Services 0.3%
Ziff Davis (1) 251,940 17,253
17,253
Media 1.1%
Cable One  2,800 2,389
Nexstar Media Group, Class A  268,500 44,799
TechTarget (1) 287,800 17,038
Thryv Holdings (1) 371,100 8,472
72,698
Total Communication Services 168,511
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.4%
Dorman Products (1) 198,600 16,309
LCI Industries  68,100 6,910
Patrick Industries  125,050 5,482
28,701
Distributors 0.5%
Pool  101,100 32,171
32,171
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1) 80,954 4,667
Carriage Services  183,100 5,888
Terminix Global Holdings (1) 732,506 28,048
38,603
Hotels, Restaurants & Leisure 5.5%
Bloomin' Brands  511,700 9,379
Boyd Gaming  705,400 33,612
Choice Hotels International  374,900 41,059
Churchill Downs  224,740 41,386
Domino's Pizza  30,487 9,457
T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Everi Holdings (1) 829,800 13,459
Hilton Grand Vacations (1) 524,800 17,261
Papa John's International  366,100 25,631
Planet Fitness, Class A (1) 405,700 23,393
Red Rock Resorts, Class A (2) 553,700 18,970
SeaWorld Entertainment (1) 283,600 12,907
Six Flags Entertainment (1) 229,300 4,059
Texas Roadhouse  486,300 42,434
Travel + Leisure  348,300 11,884
Vail Resorts  91,130 19,651
Wendy's  1,888,200 35,290
359,832
Household Durables 1.5%
Cavco Industries (1) 108,314 22,287
Helen of Troy (1) 63,500 6,124
Skyline Champion (1) 343,000 18,135
Tempur Sealy International  728,100 17,576
TopBuild (1) 194,000 31,967
96,089
Leisure Products 0.7%
Brunswick  84,340 5,520
Mattel (1) 2,074,300 39,287
44,807
Specialty Retail 2.2%
Academy Sports & Outdoors  317,500 13,392
Asbury Automotive Group (1) 70,100 10,592
Burlington Stores (1) 40,000 4,476
Dick's Sporting Goods (2) 187,800 19,651
Floor & Decor Holdings, Class A (1) 48,000 3,372
Murphy USA  161,300 44,343
National Vision Holdings (1) 247,400 8,078
Penske Automotive Group  256,700 25,267
Victoria's Secret (1) 378,800 11,031
140,202
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings (1) 486,100 18,685
Crocs (1) 424,800 29,167
Deckers Outdoor (1) 93,500 29,229
77,081
Total Consumer Discretionary 817,486
CONSUMER STAPLES 4.7%
Beverages 0.6%
Boston Beer, Class A (1) 28,200 9,127

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Coca-Cola Consolidated  69,700 28,697
37,824
Food & Staples Retailing 1.7%
BJ's Wholesale Club Holdings (1) 842,100 61,313
Casey's General Stores  76,900 15,574
Performance Food Group (1) 790,700 33,961
110,848
Food Products 1.6%
Darling Ingredients (1) 289,800 19,170
Hostess Brands (1) 512,400 11,908
Post Holdings (1) 501,400 41,070
Simply Good Foods (1) 939,500 30,055
102,203
Personal Products 0.8%
BellRing Brands (1) 632,600 13,038
Coty, Class A (1) 2,086,600 13,187
Inter Parfums  301,900 22,782
49,007
Total Consumer Staples 299,882
ENERGY 3.6%
Energy Equipment & Services 0.6%
Cactus, Class A  460,367 17,692
ChampionX  391,300 7,658
Nabors Industries (1) 75,700 7,680
Weatherford International (1) 285,400 9,215
42,245
Oil, Gas & Consumable Fuels 3.0%
APA  152,300 5,207
Arch Resources  83,600 9,915
Centrus Energy, Class A (1) 124,300 5,094
Enviva (2) 227,000 13,634
Magnolia Oil & Gas, Class A  1,789,100 35,442
Matador Resources  621,400 30,399
PBF Energy, Class A (1) 347,100 12,204
PDC Energy  183,200 10,587
Range Resources  489,900 12,375
SM Energy  868,200 32,653
Targa Resources  325,000 19,610
Texas Pacific Land  5,700 10,130
197,250
Total Energy 239,495

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 4.1%
Banks 0.7%
Bancorp (1) 338,000 7,429
First Bancorp  221,700 8,110
Metropolitan Bank Holding (1) 96,800 6,230
Signature Bank  63,600 9,603
Western Alliance Bancorp  245,100 16,113
47,485
Capital Markets 1.6%
Blue Owl Capital (2) 1,654,100 15,267
FactSet Research Systems  67,800 27,128
LPL Financial Holdings  178,100 38,911
MarketAxess Holdings  91,900 20,447
101,753
Consumer Finance 0.2%
SLM  790,800 11,063
11,063
Insurance 1.6%
BRP Group, Class A (1) 336,500 8,867
Palomar Holdings (1) 400,962 33,568
Primerica  280,100 34,578
Ryan Specialty Holdings, Class A (1) 715,400 29,060
106,073
Total Financials 266,374
HEALTH CARE 25.8%
Biotechnology 10.7%
ACADIA Pharmaceuticals (1) 715,612 11,707
Agios Pharmaceuticals (1) 290,281 8,209
Alector (1) 294,326 2,784
Alkermes (1) 1,027,900 22,953
Allogene Therapeutics (1)(2) 360,301 3,891
Amicus Therapeutics (1) 1,003,500 10,477
Apellis Pharmaceuticals (1) 426,200 29,109
Biohaven Pharmaceutical Holding (1) 241,100 36,447
Blueprint Medicines (1) 384,585 25,340
C4 Therapeutics (1) 75,400 661
CareDx (1) 282,771 4,813
Cerevel Therapeutics Holdings (1) 416,200 11,762
ChemoCentryx (1) 219,825 11,356
CRISPR Therapeutics (1)(2) 351,358 22,961
Cytokinetics (1)(2) 376,900 18,261
Denali Therapeutics (1) 404,200 12,405
Exelixis (1) 622,300 9,758

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Fate Therapeutics (1) 367,000 8,224
Generation Bio (1) 422,600 2,244
Global Blood Therapeutics (1) 375,690 25,584
Halozyme Therapeutics (1) 1,162,900 45,981
Horizon Therapeutics (1) 432,600 26,774
IGM Biosciences (1)(2) 143,152 3,255
Insmed (1) 1,038,793 22,376
Intellia Therapeutics (1) 331,696 18,562
Ionis Pharmaceuticals (1) 713,000 31,536
Iovance Biotherapeutics (1) 603,658 5,783
Karuna Therapeutics (1) 126,372 28,425
Kymera Therapeutics (1) 268,200 5,839
Madrigal Pharmaceuticals (1) 28,600 1,859
Mirati Therapeutics (1) 175,297 12,243
Monte Rosa Therapeutics (1)(2) 65,000 531
Morphic Holding (1) 105,000 2,971
Natera (1) 302,600 13,260
Neurocrine Biosciences (1) 191,326 20,321
Nurix Therapeutics (1) 147,800 1,926
Prothena (1) 304,130 18,439
PTC Therapeutics (1) 449,900 22,585
Replimune Group (1) 302,439 5,223
REVOLUTION Medicines (1) 375,492 7,405
Rocket Pharmaceuticals (1) 286,029 4,565
Sage Therapeutics (1) 250,959 9,828
Sarepta Therapeutics (1) 431,300 47,676
Scholar Rock Holding (1) 377,651 2,617
Scholar Rock Holding, Warrants, 12/31/25, Acquisition Date:
6/17/22, Cost $— (1)(3) 22,712 101
Seagen (1) 100,700 13,779
Twist Bioscience (1) 222,396 7,837
Ultragenyx Pharmaceutical (1) 374,441 15,506
Xencor (1) 468,800 12,179
Zentalis Pharmaceuticals (1) 146,011 3,163
691,491
Health Care Equipment & Supplies 6.2%
AtriCure (1) 304,500 11,906
CONMED  194,000 15,553
Globus Medical, Class A (1) 628,700 37,452
Haemonetics (1) 277,500 20,543
ICU Medical (1) 185,698 27,966
Inari Medical (1) 206,800 15,022
Inspire Medical Systems (1) 187,000 33,168
iRhythm Technologies (1) 182,400 22,851
Lantheus Holdings (1) 468,300 32,936

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Merit Medical Systems (1) 633,300 35,788
Omnicell (1) 351,000 30,547
Penumbra (1) 90,800 17,216
PROCEPT BioRobotics (1) 182,700 7,575
Shockwave Medical (1) 202,600 56,337
STERIS  137,866 22,924
Tandem Diabetes Care (1) 280,300 13,412
401,196
Health Care Providers & Services 4.6%
Addus HomeCare (1) 281,800 26,839
Amedisys (1) 196,900 19,058
AMN Healthcare Services (1) 458,300 48,561
Cano Health (1) 534,700 4,636
Chemed  23,600 10,303
CorVel (1) 205,066 28,387
Ensign Group  643,900 51,190
ModivCare (1) 119,200 11,882
Molina Healthcare (1) 161,300 53,203
Option Care Health (1) 948,851 29,860
Pennant Group (1) 279,200 2,907
U.S. Physical Therapy  179,700 13,661
300,487
Health Care Technology 0.3%
Evolent Health, Class A (1) 521,200 18,727
18,727
Life Sciences Tools & Services 2.6%
Adaptive Biotechnologies (1) 383,500 2,731
Azenta  94,200 4,037
Bruker  205,600 10,909
Charles River Laboratories International (1) 120,800 23,773
Maravai LifeSciences Holdings, Class A (1) 689,100 17,593
Medpace Holdings (1) 254,400 39,984
NeoGenomics (1) 497,600 4,284
Repligen (1) 225,400 42,175
West Pharmaceutical Services  102,274 25,168
170,654
Pharmaceuticals 1.4%
Amphastar Pharmaceuticals (1) 603,200 16,950
Arvinas (1) 238,265 10,600
Catalent (1) 347,541 25,148
Intra-Cellular Therapies (1) 229,700 10,688
Pacira BioSciences (1) 260,100 13,835

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Supernus Pharmaceuticals (1) 353,100 11,952
89,173
Total Health Care 1,671,728
INDUSTRIALS & BUSINESS SERVICES 18.4%
Aerospace & Defense 1.3%
Cadre Holdings  188,500 4,535
Curtiss-Wright  233,100 32,438
Hexcel  455,000 23,533
Mercury Systems (1) 278,100 11,291
Moog, Class A  135,600 9,539
Woodward  58,230 4,674
86,010
Air Freight & Logistics 0.4%
GXO Logistics (1) 662,000 23,210
23,210
Building Products 1.9%
AAON  232,700 12,538
Builders FirstSource (1) 643,300 37,903
CSW Industrials  146,000 17,491
Gibraltar Industries (1) 138,100 5,652
Trex (1) 264,700 11,631
UFP Industries  561,700 40,532
125,747
Commercial Services & Supplies 2.1%
Casella Waste Systems, Class A (1) 882,800 67,437
Clean Harbors (1) 323,700 35,601
IAA (1) 614,200 19,562
MSA Safety  106,400 11,627
134,227
Construction & Engineering 2.2%
Comfort Systems USA  423,000 41,171
EMCOR Group  335,700 38,767
NV5 Global (1) 101,700 12,592
WillScot Mobile Mini Holdings (1) 1,228,200 49,533
142,063
Electrical Equipment 0.7%
Atkore (1) 429,343 33,407
Shoals Technologies Group, Class A (1) 497,800 10,728
44,135
Machinery 3.9%
Albany International, Class A  249,900 19,700
Evoqua Water Technologies (1) 417,000 13,790

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Federal Signal  307,900 11,491
Graco  106,910 6,409
John Bean Technologies  298,200 25,645
Kadant  189,100 31,544
Lincoln Electric Holdings  186,500 23,447
RBC Bearings (1) 182,025 37,827
SPX Technologies (1) 426,800 23,568
Toro  302,400 26,151
Watts Water Technologies, Class A  244,700 30,766
250,338
Professional Services 3.3%
ASGN (1) 285,100 25,765
Booz Allen Hamilton Holding  390,300 36,044
CACI International, Class A (1) 183,500 47,905
CBIZ (1) 420,600 17,993
Exponent  503,216 44,117
Insperity  392,500 40,070
211,894
Road & Rail 1.4%
Landstar System  164,900 23,807
Saia (1) 275,000 52,250
XPO Logistics (1) 295,600 13,160
89,217
Trading Companies & Distributors 1.2%
Herc Holdings  184,200 19,135
McGrath RentCorp  101,956 8,550
SiteOne Landscape Supply (1) 292,700 30,482
Watsco  85,800 22,090
80,257
Total Industrials & Business Services 1,187,098
INFORMATION TECHNOLOGY 19.5%
Communications Equipment 0.5%
Lumentum Holdings (1) 341,800 23,437
Ubiquiti (2) 20,500 6,018
29,455
Electronic Equipment, Instruments & Components 2.6%
Advanced Energy Industries  325,800 25,220
Cognex  166,600 6,906
ePlus (1) 196,100 8,146
Fabrinet (1) 343,000 32,739
Littelfuse  92,100 18,299
Novanta (1) 332,500 38,454
Teledyne Technologies (1) 74,030 24,983

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 62,100 16,271
171,018
IT Services 3.0%
Broadridge Financial Solutions  130,900 18,891
Concentrix  271,200 30,274
Euronet Worldwide (1) 210,700 15,963
EVERTEC  358,100 11,226
ExlService Holdings (1) 348,300 51,326
Gartner (1) 62,000 17,155
Perficient (1) 309,700 20,137
SS&C Technologies Holdings  308,100 14,712
Switch, Class A  411,500 13,863
193,547
Semiconductors & Semiconductor Equipment 4.6%
Axcelis Technologies (1) 332,100 20,112
Cirrus Logic (1) 241,130 16,590
Diodes (1) 387,600 25,159
Entegris  231,000 19,178
FormFactor (1) 804,600 20,155
Kulicke & Soffa Industries  416,900 16,063
Lattice Semiconductor (1) 973,600 47,911
MaxLinear (1) 657,500 21,448
MKS Instruments  271,200 22,412
Monolithic Power Systems  41,807 15,193
Onto Innovation (1) 356,200 22,814
Power Integrations  490,400 31,542
Synaptics (1) 207,100 20,505
299,082
Software 8.1%
A10 Networks  788,200 10,459
ACI Worldwide (1) 446,200 9,326
Alarm.com Holdings (1) 178,700 11,590
Altair Engineering, Class A (1) 154,300 6,823
Aspen Technology (1) 70,476 16,787
Box, Class A (1) 1,051,200 25,639
Consensus Cloud Solutions (1) 103,646 4,902
Descartes Systems Group (1) 637,300 40,488
Digital Turbine (1) 519,300 7,483
DoubleVerify Holdings (1) 229,851 6,286
Envestnet (1) 400,500 17,782
Fair Isaac (1) 79,400 32,714
Fortinet (1) 325,000 15,967
Informatica, Class A (1) 490,600 9,846
Manhattan Associates (1) 487,100 64,799

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
NCR (1) 583,200 11,087
Paylocity Holding (1) 143,600 34,691
PTC (1) 224,250 23,457
Qualys (1) 278,500 38,820
Rapid7 (1) 247,000 10,596
Sapiens International  756,700 14,514
SPS Commerce (1) 351,300 43,642
Tenable Holdings (1) 553,300 19,255
Teradata (1) 330,700 10,272
Tyler Technologies (1) 75,100 26,097
Workiva (1) 135,100 10,511
523,833
Technology Hardware, Storage & Peripherals 0.7%
Pure Storage, Class A (1) 1,613,200 44,153
44,153
Total Information Technology 1,261,088
MATERIALS 4.3%
Chemicals 2.4%
Axalta Coating Systems (1) 998,500 21,028
Balchem  247,400 30,079
Chase  72,582 6,066
Element Solutions  1,323,000 21,525
HB Fuller  318,600 19,148
Ingevity (1) 278,200 16,867
Intrepid Potash (1) 52,800 2,089
Livent (1)(2) 1,247,500 38,236
155,038
Construction Materials 0.3%
Eagle Materials  204,800 21,950
21,950
Containers & Packaging 0.9%
Berry Global Group (1) 261,100 12,149
Graphic Packaging Holding  2,332,000 46,034
58,183
Metals & Mining 0.3%
Alpha Metallurgical Resources  105,000 14,368
Arconic (1) 278,000 4,737
19,105
Paper & Forest Products 0.4%
Louisiana-Pacific  551,000 28,206
28,206
Total Materials 282,482

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts 2.7%
Equity LifeStyle Properties, REIT  368,800 23,175
First Industrial Realty Trust, REIT  578,400 25,918
Innovative Industrial Properties, REIT  65,600 5,806
Life Storage, REIT  499,600 55,336
Rexford Industrial Realty, REIT  306,700 15,948
Ryman Hospitality Properties, REIT  265,900 19,568
Terreno Realty, REIT  593,000 31,423
Total Real Estate 177,174
UTILITIES 0.8%
Independent Power & Renewable Electricity Producers 0.7%
Clearway Energy, Class C  482,300 15,361
NextEra Energy Partners  222,200 16,068
Ormat Technologies (2) 143,400 12,361
43,790
Water Utilities 0.1%
Middlesex Water  44,593 3,443
3,443
Total Utilities 47,233
Total Common Stocks (Cost $5,497,190) 6,418,551
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 60,351,006 60,351
Total Short-Term Investments (Cost $60,351) 60,351

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 54,555,177 54,555
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 54,555
Total Securities Lending Collateral (Cost $54,555) 54,555
Total Investments in Securities 100.8%
(Cost $5,612,096) $ 6,533,457
Other Assets Less Liabilities (0.8)% (52,159)
Net Assets 100.0% $ 6,481,298
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$101 and represents 0.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 696++
Totals $ —# $ — $ 696+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 81,745  ¤  ¤ $ 114,906
Total $ 114,906^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $696 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $114,906.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F120-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,418,450 $ 101 $ — $ 6,418,551
Short-Term Investments 60,351 — — 60,351
Securities Lending Collateral 54,555 — — 54,555
Total $ 6,533,356 $ 101 $ — $ 6,533,457